BALANCE SHEET (Parenthetical)	Dec. 31, 2021 $ / shares shares
Class A common stock subject to possible redemption, outstanding (in shares)	13,800,000
Preference shares, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Ordinary Shares Subject to Possible Redemption
Class A common stock subject to possible redemption, outstanding (in shares)	13,800,000
Class A common stock subject to possible redemption price (in USD/share) | $ / shares	$ 10.10
Ordinary shares, shares issued	13,800,000
Ordinary shares, shares outstanding	13,800,000
Class A Ordinary shares
Class A common stock subject to possible redemption, outstanding (in shares)	13,800,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	200,000,000
Non-redeemable, shares issued	0
Non-redeemable, shares outstanding	0
Class B Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	20,000,000
Ordinary shares, shares issued	3,450,000
Ordinary shares, shares outstanding	3,450,000